Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019. The amounts presented below for cash equivalents differ from the amounts presented in the balance sheet because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for assets and liabilities held in separate accounts are received directly from third parties.

	December 31, 2020
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.9	$—		$0.9		$—
States, municipalities and political subdivisions	2.1	—		2.1		—
Foreign governments	0.4	—		0.4		—
Commercial mortgage-backed	0.7	—		0.7		—
Residential mortgage-backed	1.2	—		1.2		—
U.S. corporate	30.0	—		30.0		—
Foreign corporate	7.3	—		7.3		—
Short-term investments	4.2	4.2	(1)	—		—
Cash equivalents	0.2	0.2	(1)	—		—
Assets held in separate accounts	11.5	6.8	(2)	4.7	(3)	—
Total financial assets	$58.5	$11.2		$47.3		$—
Financial Liabilities
Liabilities related to separate accounts	$11.5	$6.8	(2)	$4.7	(3)	$—

	December 31, 2019
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.9	$—		$0.9		$—
States, municipalities and political subdivisions	3.2	—		3.2		—
Foreign governments	0.4	—		0.4		—
Residential mortgage-backed	2.1	—		2.1		—
U.S. corporate	31.9	—		31.9		—
Foreign corporate	8.2	—		8.2		—
Short-term investments	0.5	0.5	(1)	—		—
Cash equivalents	0.3	0.3	(1)	—		—
Assets held in separate accounts	10.7	7.4	(2)	3.3	(3)	—
Total financial assets	$58.2	$8.2		$50.0		$—
Financial Liabilities
Liabilities related to separate accounts	$10.7	$7.4	(2)	$3.3	(3)	$—
(1)  Primarily includes money market funds.
(2)  Primarily includes mutual funds and related obligations.
(3) Primarily includes fixed maturity securities and related obligations.
Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value	The following table summarizes the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the year ended December 31, 2019:

	Year Ended December 31, 2019
	Balance, beginning of period	Purchases	Sales	Transfers in (1)	Transfers out (1)	Balance, end of period
Fixed Maturity Securities:
U.S. corporate	$—	$—	$—	$0.2	$(0.2)	$—
Total level 3 assets	$—	$—	$—	$0.2	$(0.2)	$—
(1) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of valuation inputs.
Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the balance sheet as of the dates indicated:

	December 31, 2020
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$5.2	$6.5	$—	$—	$6.5

	December 31, 2019
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$5.3	$6.3	$—	$—	$6.3
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.